Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Number Of Shares Used In The Earnings Per Share
	2021	2020	2019
	ARS 000	ARS 000	ARS 000

(Loss) income attributable to equity holders of the parent	(742,076)	10,402,779	18,101,481

Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408